Going Concern and Management's Plans (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 27, 2019	Sep. 30, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Going Concern and Management's Plans
Cash and cash equivalents	$ 1,686,596	$ 3,106,244		$ 16,030,248	$ 7,577,317		$ 4,079,769
Red Rock Group Limited
Going Concern and Management's Plans
Consideration to be received	700,000
$2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Going Concern and Management's Plans
Senior secured convertible note	$ 2,500,000		$ 2,500,000
Convertible Note | SSSIG
Going Concern and Management's Plans
Additional cash received		$ 1,500,000

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)